Shareholder Report, Line Graph (Details) 190423_GuideMark Small Mid Cap Core Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuideMark Small/Mid Cap Core Fund RS Shares
Accumulated Value	$ 10,000	$ 10,125
Russell 3000 Index_
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000	$ 9,875
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	$ 10,000	$ 10,095